VALUATION ACCOUNTS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for deferred tax assets
Balance	€ 14,341	€ 15,508	€ 14,977
Charges to costs and expenses	1,538	346	596
Deductions: write-off and others	(1,135)	(1,513)	(65)
Balance	14,744	14,341	15,508
Allowance for doubtful accounts
Balance	742	721	1,489
Charges to costs and expenses	32	2	90
Deductions: write-off and others	(613)	19	(858)
Balance	161	742	721
Slow-moving inventory
Balance	1,470	1,563	1,084
Charges to costs and expenses	93	371	651
Deductions: write-off and others	(300)	(464)	(172)
Balance	1,262	1,470	1,563
Warranty reserve
Balance	252	369	371
Charges to costs and expenses	112	110	266
Deductions: write-off and others	(202)	(227)	(268)
Balance	€ 162	€ 252	€ 369